Income Taxes - Schedule of Income Tax (Benefit) Expenses from Continuing Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax (Benefit) Expenses from Continuing Operations [Abstract]
Current	$ 58,712	$ 16,102	$ 58,239
Deferred	964,245	(802,471)	(120,686)
Total income tax (benefit) expenses	$ 1,022,957	$ (786,369)	$ (62,447)